Letters of Credit (Details) - Letter of Credit - USD ($) $ in Millions	Nov. 08, 2016	Feb. 01, 2019	Dec. 31, 2017	Apr. 26, 2017
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 0.3			$ 0.5
Automatic extension term	1 year
Number of days prior to expiration date that written notice is required to terminate letter of credit	60 days
Additional deposit required			$ 0.1
Decrease to letter of credit per year		$ 0.1